Funding Debts (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of the Group's Outstanding Funding Debts

The following table summarizes the Group’s outstanding funding debts as of December 31, 2020 and 2021, respectively:

	As of December 31,
	2020	2021
	(RMB in thousands)
Short-term:
Liabilities to funding partners	4,685,935	3,101,381
Total short-term funding debts	4,685,935	3,101,381
Long-term:
Liabilities to funding partners	825,814	696,852
Total long-term funding debts	825,814	696,852

Summary of the Remaining Contractual Maturity Dates of the Group's Funding Debts and Associated Interest Payments

The following table summarizes the contractual maturity dates of the Group’s funding debts and associated interest payments as of December 31, 2021.

	1 - 12 months	13 - 24 months	Total
	(RMB in thousands)
Liabilities to funding partners	3,101,381	696,852	3,798,233
Total funding debts	3,101,381	696,852	3,798,233
Interest payments(i)	247,104	48,012	295,116
Total interest payments	247,104	48,012	295,116

(i)
Interest payments for funding debts with variable interest rates are calculated using the interest rate as of December 31, 2021.